ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

5. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Accounts receivable	20	17
Notes receivable	2,221	216
Less: allowance for credit losses	-	-
Net accounts and notes receivable, net	2,241	233

Notes receivable represents bank acceptance drafts that are non-interest-bearing and due within six to twelve months.

The Company has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. There is no allowance for credit losses on December 31, 2023 and December 31, 2022, respectively.